RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES

Nature of relationships with related parties are summarized, as follows:

Name of related party	Relationship with the Company
Golden Hill Capital Pte. Ltd.	Intermediate holding company of the Company, which is controlled by two controlling shareholders
Golden Hill Capital Ltd	Immediate holding company of the Company, which is controlled by two controlling shareholders
New Century International Homes Pte. Ltd.	Entity controlled by two controlling shareholders
HTL Manufacturing Pte Ltd.	Entity controlled by two controlling shareholders
HTL Marketing Pte. Ltd.	Entity controlled by two controlling shareholders
HTL Furniture (China) Co., Ltd.	Entity controlled by two controlling shareholders
New Century Sofa India Private Limited	Entity controlled by two controlling shareholders
New Century Trading (India) Private Limited	Entity controlled by two controlling shareholders

SCHEDULE OF RELATED PARTY BALANCES

Related party balances consisted of the following:

			As of
			December 31,	June 30,	June 30,
			2023	2024	2024
Name	Nature		SGD	SGD	USD

HTL Marketing Pte. Ltd.	Amount due from a related party	(a)	505,424	-	-
New Century Trading (India) Private Limited	Amount due from a related party	(a)	292	-	-
New Century International Homes Pte. Ltd.	Amount due from former holding company	(b)	730,300	-	-
Golden Hill Capital Pte. Ltd.	Amount due to intermediate holding company	(c)	-	922,040	678,719

(a)	As of December 31, 2023 and June 30, 2024, the balances represented the temporary advances made by the Company for non-trade purpose, which are unsecured, interest-free and due on demand. Subsequently, in March 2024, these temporary advances were fully repaid.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(b)	As of December 31, 2023 and June 30, 2024, the balance due from New Century International Homes Pte. Ltd. represented the temporary advances by the Company for non-trade purpose. The amount is unsecured, interest-free and due on demand. Subsequently, in March 2024, these temporary advances were fully repaid by New Century International Homes Pte. Ltd., the former shareholder.

(c)	As of December 31, 2023 and June 30, 2024, the balance due to Golden Hill Capital Pte. Ltd., intermediate holding company, represented the temporary advances made to the Company for non-trade purpose. The amount is unsecured, interest-free and repayable on demand.

SCHEDULE OF RELATED PARTY TRANSACTIONS

		Six Months ended June 30,
		2023	2024	2024
Name	Nature	SGD	SGD	USD

HTL Marketing Pte. Ltd.	Purchase of goods	1,120,613	677,629	498,807
New Century Sofa India Private Limited	Purchase of goods	-	22,704	16,713